Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies
Schedule of aggregate minimum payments under non-cancellable operating leases

	June 30, 2018	December 31, 2017

	(in US$'000)
Not later than 1 year	3,544	3,330
Between 1 to 2 years	2,725	2,875
Between 2 to 3 years	1,232	2,132
Between 3 to 4 years	285	345
Between 4 to 5 years	52	161
Later than 5 years	4	17

Total minimum lease payments	7,842	8,860

Schedule of capital commitments
	June 30, 2018	December 31, 2017
	(in US$'000)
Property, plant and equipment
Contracted but not provided for	2,248	161